USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
United States Contracts(a)(b)
COMEX Gold 100 OZ Futures GC, June 2025 contracts	33	$10,180,980	Jun-25	$215,010	2.1%

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Written Call Options	% of Total Net Assets
Written Call Options
United States Contracts(b)
COMEX Gold Futures May 2025 Option Contracts, Call @ $3200, (Premiums received $26,972)	(33)	$(26,972)	Apr-25	$(109,890)	(1.1)%

(a)	Collateral amounted to $457,486 on open Commodity Futures Contracts.
(b)	All, or part of investment is held in the Fund’s wholly owned subsidiary.

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	2.1%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.